Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Outstanding, Number of options		18,323,222	16,319,786
Exercisable, Number of options		11,332,153	5,913,492
Lower Than $0.01 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)	[1]
Outstanding, Number of options		230,425	230,425
Outstanding, Weighted average remaining contractual life (years)
Exercisable, Number of options		230,425	230,425
Exercisable, Weighted average remaining contractual life (years)
Exercise Price 0.03 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.03	$ 0.03
Outstanding, Number of options		19,288	19,288
Outstanding, Weighted average remaining contractual life (years)		2 years 9 months 18 days	3 years 9 months 18 days
Exercisable, Number of options		19,288	19,288
Exercisable, Weighted average remaining contractual life (years)		2 years 9 months 18 days	3 years 9 months 18 days
Exercise Price 0.07 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.07	$ 0.07
Outstanding, Number of options		14,678,734	14,678,734
Outstanding, Weighted average remaining contractual life (years)		5 years	6 years
Exercisable, Number of options		9.507559	4,579,857
Exercisable, Weighted average remaining contractual life (years)		5 years	6 years
Exercise Price 0.17 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.17
Outstanding, Number of options		2,003,436
Outstanding, Weighted average remaining contractual life (years)		6 years 4 months 24 days
Exercisable, Number of options
Exercisable, Weighted average remaining contractual life (years)
Exercise Price 0.27 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.27	$ 0.27
Outstanding, Number of options		809,000	809,000
Outstanding, Weighted average remaining contractual life (years)		4 years	5 years
Exercisable, Number of options		792,542	506,917
Exercisable, Weighted average remaining contractual life (years)		4 years	4 years 10 months 24 days
Exercise Price 0.34 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.34	$ 0.34
Outstanding, Number of options		8,020	8,020
Outstanding, Weighted average remaining contractual life (years)		1 year 10 months 24 days	2 years 10 months 24 days
Exercisable, Number of options		8,020	8,020
Exercisable, Weighted average remaining contractual life (years)		1 year 10 months 24 days	2 years 10 months 24 days
Exercise Price 0.92 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.92	$ 0.92
Outstanding, Number of options		540,501	540,501
Outstanding, Weighted average remaining contractual life (years)		2 years 4 months 24 days	3 years 4 months 24 days
Exercisable, Number of options		540,501	535,168
Exercisable, Weighted average remaining contractual life (years)		2 years 4 months 24 days	3 years 4 months 24 days
Exercise Price 4.72 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 4.72	$ 4.72
Outstanding, Number of options		1,068	1,068
Outstanding, Weighted average remaining contractual life (years)		2 months 12 days	1 year 2 months 12 days
Exercisable, Number of options		1,068	1,068
Exercisable, Weighted average remaining contractual life (years)		2 months 12 days	1 year 2 months 12 days
Exercise Price 5.05 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 5.05	$ 5.05
Outstanding, Number of options		2,769	2,769
Outstanding, Weighted average remaining contractual life (years)		2 months 12 days	1 year 2 months 12 days
Exercisable, Number of options		2,769	2,769
Exercisable, Weighted average remaining contractual life (years)		2 months 12 days	1 year 2 months 12 days
Exercise Price 5.73 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 5.73	$ 5.73
Outstanding, Number of options		29,981	29,981
Outstanding, Weighted average remaining contractual life (years)		1 year 9 months 18 days	2 years 9 months 18 days
Exercisable, Number of options		29,981	29,981
Exercisable, Weighted average remaining contractual life (years)		1 year 9 months 18 days	2 years 9 months 18 days

[1]	Represents an amount lower than $0.01.